LEASES - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	$ 19,088	$ 35,319
Present value of payments	17,719	29,914	$ 33,123
Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	19,088	35,319
Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	17,719	29,914
Within one year
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	3,860
Within one year | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	3,860	4,730
Within one year | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	3,734	4,650
After one year but not more than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	10,180	15,267
After one year but not more than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	9,494	13,764
More than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	5,048	15,322
More than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	$ 4,491	$ 11,500